Premises and Equipment	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Premises and Equipment
Note 9 - Premises and Equipment

The components of premises and equipment at December 31, 2013 and 2012 are as follows:

	2013	2012
	(In Thousands)
Land	$208	$208
Buildings	900	883
Leasehold improvements	352	346
Furniture, fixtures and equipment	695	547
	2,155	1,984
Accumulated depreciation	(518)	(376)
	$1,637	$1,608

Depreciation expense for the years ended December 31, 2013 and 2012 amounted to approximately $142,000 and $106,000, respectively.

In November 2011, the Company decided to relocate its 607-609 Lakeside Drive office in Southampton, PA to a larger facility at 501 Knowles Avenue in Southampton, PA. On November 14, 2011, the Company entered into a ten year lease agreement for 501 Knowles Avenue with a renewal option for an additional five years. Minimum rental payments began in July 2012.  In connection with the execution of 501 Knowles Avenue lease agreement, the Company terminated its 607-609 Lakeside Drive office lease effective March 31, 2012. The Company moved into its new facility in March 2012. Rent expense under 607-609 Lakeside Drive office leases for the year ended December 31, 2012 was $8,000.  Lease expense was $119,000 and $46,000 for the years ended December 31, 2013 and 2012, respectively.